PROPERTY, PLANT AND EQUIPMENT - Changes in Carrying Amount of Right-of-use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	€ 53,758	€ 59,742
Additions	18,849	13,141
Disposals	(1,594)	(3,253)
Depreciation	(16,833)	(15,348)
Translation differences and other movements	(32)	(524)
Right-of-use assets, end of period	54,148	53,758
Industrial buildings
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	21,613	25,574
Additions	4,854	3,987
Disposals	(1,495)	(2,780)
Depreciation	(5,933)	(5,753)
Translation differences and other movements	(67)	585
Right-of-use assets, end of period	18,972	21,613
Plant, machinery and equipment
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	3,484	5,041
Additions	510	1,409
Disposals	(6)	0
Depreciation	(1,223)	(1,348)
Translation differences and other movements	(9)	(1,618)
Right-of-use assets, end of period	2,756	3,484
Other assets
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	28,661	29,127
Additions	13,485	7,745
Disposals	(93)	(473)
Depreciation	(9,677)	(8,247)
Translation differences and other movements	44	509
Right-of-use assets, end of period	€ 32,420	€ 28,661